January 16, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  OCC CASH RESERVES -- FILE NO. 33-29070

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement to the Prospectuses dated March 31, 2001 of OCC Cash Reserves, Inc., an investment company with five separate series. The supplement is applicable to the prospectuses for shareholders purchasing directly from the Fund, for the sweep-account customers of CIBC World Markets, and for the customers of Unified Management Corporation.

                                                Very truly yours,



                                                /s/ Michael B. Zuckerman

                                                Michael B. Zuckerman
                                                Secretary




MZ:hfs

Enclosures

cc:      Brian Shlissel

                             OCC Cash Reserves, Inc.

                       SUPPLEMENT DATED JANUARY 16, 2002,
                     TO THE PROSPECTUS DATED MARCH 30, 2001


                           GENERAL MUNICIPAL PORTFOLIO
                         CALIFORNIA MUNICIPAL PORTFOLIO
                          NEW YORK MUNICIPAL PORTFOLIO

         In addition to the contractual fee waiver that is currently in effect, OpCap Advisors, the adviser to OCC Cash Reserves, Inc., currently intends to waive 40 basis points (.40% of average daily net assets) from its management fee on the New York Municipal Portfolio and 15 basis points (.15% of average daily net assets) from its management fees on the General Municipal Portfolio and the California Municipal Portfolio. This waiver, which is effective immediately, may be terminated by OpCap Advisors at any time without notice. When the voluntary fee waivers are in effect, the yield on the portfolios will be higher than it would have been in the absence of the waivers.

         This prospectus supplement supercedes the supplement that was filed with the U.S. Securities and Exchange Commission on December 7, 2001 with regard to the New York Municipal Portfolio.

File No. 811-05731